Retirement Benefits	12 Months Ended
Dec. 31, 2020
Employee Benefits [Abstract]
Retirement Benefits
17 – RETIREMENT BENEFITS
Retirement benefits are provided through a number of funded and unfunded defined benefit plans and defined contribution plans, the most significant of which are in the Netherlands, UK and USA. Benefits comprise principally pensions; retirement health care and life insurance are also provided in certain countries.

Financial position	$ million
	Dec 31, 2020	Dec 31, 2019
Obligations	(115,792)	(103,545)
Plan assets	102,678	94,826
Asset ceilings	(17)
Deficit	(13,131)	(8,719)
Retirement benefits in the Consolidated Balance Sheet:
Non-current assets	2,474	4,717
Non-current liabilities	(15,168)	(13,017)
Current liabilities	(437)	(419)
Total	(13,131)	(8,719)

Retirement benefit expense	$ million
	2020	2019	2018
Defined benefit plans:
Interest expense on obligations	1,828	2,364	2,282
Interest income on plan assets	(1,657)	(2,253)	(2,087)
Current service cost, net of plan participants’ contributions	1,431	1,188	1,494
Other	(174)	26	(221)
Total	1,428	1,325	1,468
Defined contribution plans	423	428	410
Total retirement benefit expense	1,851	1,753	1,878

Retirement benefit expense is presented principally within production and manufacturing expenses and selling, distribution and administrative expenses in the Consolidated Statement of Income. Interest income on plan assets is calculated using the same rate as that applied to the related defined benefit obligations for each plan to determine interest expense.

Remeasurements	$ million
	2020	2019	2018
Actuarial (losses)/gains on obligations:
Due to changes in financial assumptions [A]	(10,150)	(11,711)	8,186
Due to experience adjustments [B]	804	232	(268)
Due to changes in demographic assumptions [C]	1,375	(75)	(459)
Total	(7,971)	(11,554)	7,459
Return on plan assets in excess/(shortage) of interest income	4,509	8,460	(2,312)
Other movements	7	(12)	66
Total remeasurements	(3,455)	(3,106)	5,213
[A] Mainly relates to changes in the discount rate assumptions.
[B] Experience adjustments arise from differences between the actuarial assumptions made in respect of the year and actual outcomes.
[C] Mainly relates to updates in mortality assumptions.

Defined benefit plan obligations	$ million, except where indicated
	2020	2019
At January 1	103,545	91,856
Current service cost	1,435	1,186
Interest expense	1,828	2,364
Actuarial losses	7,971	11,554
Benefit payments	(4,059)	(3,961)
Other movements	(444)	194
Currency translation differences	5,516	352
At December 31	115,792	103,545
Comprising:
Funded pension plans	105,338	93,727
Weighted average duration	18 years	17 years
Unfunded pension plans	5,086	4,793
Weighted average duration	13 years	13 years
Unfunded OPEB plans [A]	5,368	5,025
Weighted average duration	15 years	14 years
[A] Mainly related to post-retirement medical benefits in the USA.

Defined benefit plan assets	$ million, except where indicated
	2020	2019
At January 1	94,826	85,803
Return on plan assets in excess of interest income	4,509	8,460
Interest income	1,657	2,253
Employer contributions	614	1,462
Plan participants’ contributions	42	42
Benefit payments	(3,843)	(3,741)
Other movements	(281)	160
Currency translation differences	5,154	387
At December 31	102,678	94,826
Comprising:
Quoted in active markets:
Equities	25%	26%
Debt securities	52%	51%
Real estate	0%	1%
Other:
Equities	8%	8%
Debt securities	5%	4%
Real estate	6%	6%
Investment funds	3%	3%
Cash	1%	1%

Employer contributions to defined benefit pension plans are based on actuarial valuations in accordance with local regulations and are estimated to be $1.6 billion in 2021.

Characteristics of significant defined benefit and defined contribution plans and regulatory framework

The Netherlands
The principal defined benefit pension plan in the Netherlands is a funded career-averaged pension arrangement with retired employees drawing benefits as an annuity. The duration of the related Dutch defined benefit obligation is 19 years (2019: 19 years). Whilst the plan was closed to employees hired or rehired after July 1, 2013, it currently remains open for ongoing accrual for existing active members. 31% (2019: 34%) of the overall defined benefit liability in the Netherlands relates to active members. From July 1, 2013 onwards new employees in the Netherlands are entitled to membership of a defined contribution pension plan.

In line with Dutch regulations, the defined benefit pension plan has a joint Trustee Board with trustee representatives nominated by the company, the Central Staff Council and retired members. The defined benefit pension plan also has an Accountability Council comprised of members nominated by the company, the Central Staff Council and retired members. Furthermore, there is a Supervisory Committee which includes external experts from the pension industry to oversee management, compliance and operations of the fund. The defined contribution pension plan has a one-tier Trustee Board with an independent chairperson, and trustee representatives nominated by the company and the Central Staff Council (currently no retired members in the fund to act as trustee) as well as two executive board members. The defined contribution fund also has an Accountability Council comprised of members nominated by the company and the Central Staff Council.
The Dutch government is currently drafting a new regulatory framework for pensions in the Netherlands. The government aims to complete development of new regulations by January 2022 with subsequent implementation by January 2026. It is expected that these regulatory changes will have an impact on both the defined benefit pension plan and the defined contribution pension plan with anticipated changes currently being discussed with the Central Staff Council.

UK
The principal defined benefit pension plan in the UK is a funded final salary pension arrangement with retired employees mainly drawing benefits as an annuity with the option to take a portion as a lump sum. The duration of the related UK defined benefit obligation is 19 years (2019: 18 years). Whilst the plan was closed to employees hired or rehired on or after March 1, 2013, it currently remains open for ongoing accrual for existing active members. 21% (2019: 21%) of the overall defined liability in the UK relates to active members. From March 1, 2013 onwards new employees in the UK are entitled to membership of a defined contribution pension plan.

In line with UK regulations, the defined benefit pension plan is governed by a corporate trustee whose board is comprised of four trustee directors nominated by the company including the chair and four member-nominated trustee directors. The defined contribution pension plan is governed by a corporate trustee whose board is comprised of three company nominated directors including the chair and two member-nominated trustee directors. The trustees are responsible for administering the plans in line with the Trust Deed and Regulations, including setting the investment strategy for the pension plans’ assets and paying member benefits, and are required to act in the best interests of the members of the pension plans.

USA
The principal defined benefit pension plan in the USA is a funded average final pay pension plan. At retirement, all retirees can choose to draw their benefit as an annuity, whereas some also have the choice to take their benefit as a lump sum. The duration of the related US defined benefit obligation is 13 years (2019: 13 years). In addition, the company provides a defined contribution plan. Each of these plans is subject to the provisions of the Employee Retirement Income Security Act (ERISA). 25% (2019: 31%) of the overall defined liability of the funded defined benefit plan in the USA relates to active members.

Both the defined benefit pension plan and the defined contribution pension plan are governed by trustees who are appointed by the Plan Sponsor and are named fiduciaries with respect to the plans. The trustees are generally responsible for investment-related matters, appointing the Plan Administrator, maintaining general oversight and deciding appeals of participants.

The company also sponsors "other post-retirement employee benefit" (OPEB) plans in the USA that provide medical, dental, and vision benefits as well as life insurance benefits to eligible retired employees. The plans are unfunded, and the company and retirees share the costs. The plan that provides post-retirement medical benefits is closed to employees hired or rehired on or after January 1, 2017. Certain life insurance benefits are paid by the company.

Significant funding requirements:
•Additional contributions to the Dutch defined benefit pension plan would be required if the 12-month rolling average local funding percentage falls below 105% for six months or more. At the most recent (2020) funding valuation the local funding percentage was above this level;
•There are no set minimum statutory funding requirements for the UK plans. A professional qualified independent actuary, appointed by the trustee board, undertakes a local funding valuation typically every three years. The most recent completed funding valuation for the principal defined benefit plan was undertaken as at December 31, 2017. A funding valuation as at December 31, 2020 is currently under way. The most recent completed funding valuation (2017) revealed a funding ratio of 108% and the resulting Schedule of Contributions was for no Sponsor contribution (except for salary sacrifice contributions); and
•Under the Pension Protection Act, US pension plans are subject to minimum required contribution levels based on the funding position. No contributions are required based on the most recent funding valuation.

Associated risks to which retirement benefits are exposed
There are inherent risks associated with defined benefit pension and OPEB plans. These risks are related to various assumptions made on valuation of the liabilities and the cash funding requirement of the underlying plans. Volatility in capital markets or government policies, and the resulting consequences for investment performance, interest and inflation rates, as well as changes in assumptions for mortality, retirement age or pensionable remuneration at retirement, could result in significant changes to the funding level of future liabilities, and in case of a shortfall, there could be a requirement to make substantial cash contributions (depending on the applicable local regulations).

These inherent risks are managed by a pension forum, chaired by the Chief Financial Officer, which oversees Shell’s pension strategy, policy and operations. The forum is supported by a risk committee in reviewing the results of the assurance process with respect to the pension risk.

Investment strategies
Long-term investment strategies of plans are generally determined by the relevant pension plan trustees using a structured asset/liability modelling approach to define the asset mix that best meets the objectives of optimising returns within agreed risk levels while maintaining adequate funding levels.
Principal and actuarial assumptions
The principal assumptions applied in determining the present value of defined benefit obligations and their bases were as follows:
•rates of increase in pensionable remuneration, pensions in payment and health-care costs: historical experience and management’s long-term expectation;
•discount rates: prevailing long-term AA corporate bond yields, chosen to match the currency and duration of the relevant obligation; and
•mortality rates: published standard mortality tables for the individual countries concerned adjusted for Shell experience where statistically significant.

The weighted averages for those assumptions and related sensitivity information at December 31 are presented below. Sensitivity information indicates by how much the defined benefit obligations would increase or decrease if a given assumption were to increase or decrease with no change in other assumptions.

			$ million, except where indicated
			Effect of using alternative assumptions
	Assumptions used at nominal rates		Increase/(decrease) in defined benefit obligations
	2020 [A]	2019	Range of assumptions	2020			2019
Rate of increase in pensionable remuneration	3.8%	4.1%	-1% to +1%	(1,780)	to	1,948	(1,975)	to	2,266
Rate of increase in pensions in payment	1.6%	1.6%	-1% to +1%	(10,937)	to	13,523	(9,541)	to	11,757
Rate of increase in health-care costs [B]	6.0%	6.1%	-1% to +1%	(605)	to	751	(546)	to	675
Discount rate for pension plans	1.5%	2.1%	-1% to +1%	21,463	to	(16,382)	18,431	to	(14,155)
Discount rate for health-care plans [B]	2.6%	3.2%	-1% to +1%	791	to	(624)	704	to	(558)
Expected age at death for persons aged 60:
Men	87 years	87 years	-1 year to +1 year	(2,022)	to	2,112	(1,717)	to	1,782
Women	88 years	89 years	-1 year to +1 year	(1,985)	to	2,070	(1,631)	to	1,694
[A] The weighted average inflation rate used in the calculation of the defined benefit obligation is 1.7%.
[B] Mainly related to post-retirement medical benefits in the USA .